Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling interests
Schedule Of Non-controlling Interest

Non-controlling
interests
RMB
Balance as of December 31, 2023	1,598,354
Net income attributable to non-controlling interests	99,010
Acquisition of additional equity interests in subsidiaries(i)	(228,345)
Dividend distribution to non-controlling interests holders	(42,891)
Deregistration of subsidiaries	(1,275)
Capital contribution from non-controlling interests shareholders(ii)	155,563
Balance as of December 31, 2024	1,580,416
Net income attributable to non-controlling interests	167,149
Dividend distribution to non-controlling interests holders	(22,350)
Capital contribution from non-controlling interests shareholders(ii)	8,000
Capital contribution from Vipshop Outlet REIT(iii)	1,705,200
Balance as of December 31, 2025	3,438,415
(i)

During the year ended December 31, 2024, the Group made further investment of RMB512,031 to acquire the remaining shares from non-controlling interests shareholder of Shan Jing Commercial Management (Ningbo) Co., Ltd. The transaction is recorded as a debit of RMB228,139 based on the book value of the non-controlling interests and the remaining amount of RMB283,892 is recorded to additional paid-in capital.

(ii)

During the year ended December 31, 2024, a total capital contribution of RMB163,860 was received from the non-controlling interests shareholders of several subsidiaries of Shan Shan Outlets in which RMB155,563 and RMB8,297 was recorded in non-controlling interests and additional paid-in capital, respectively.

During the year ended December 31, 2025, a total capital contribution of RMB8,000 was received from the non-controlling interests shareholders of a Shan Shan Outlet and was recorded in non-controlling interests.

(iii)

In August 2025, Vipshop Outlet REIT that established by the Company to invest in one outlet project owned and operated by Shan Shan Outlets, received formal approval from China’s Securities Regulatory Commission. On September 12, 2025, the Vipshop Outlet REIT was listed on the Shanghai Stock Exchange. The Company subscribed 51% of the units issued by the Vipshop Outlet REIT and consolidates the REIT. The remaining units amounted to RMB1.71 billion was invested by third party investors which was recorded as non-controlling interests. Upon the completion of the listing of the Vipshop Outlet REIT, the Company raised net proceeds for approximately RMB1.39 billion.

Schedule of ownership interests in subsidiaries

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net income attributable to Vipshop Holdings Limited’s shareholders	8,116,624	7,739,935	7,242,490
Transfers (to) from the non-controlling interests:
Decrease in the Company’s additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(8,732)	(283,892)	—
Capital contributions from non-controlling interests	(10,630)	8,297	—
Net transfers to non-controlling interests	(19,362)	(275,595)	—
Changes from net income attributable to Vipshop Holdings Limited’s shareholders and transfers from non-controlling interests	8,097,262	7,464,340	7,242,490